Variable interest entities and securitization	12 Months Ended
Dec. 31, 2019
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities and securitization	Variable interest entities and securitization

We have variable interests in VIEs, which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated.

We earn management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, we invest in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits. The projects, which are structured as limited partnerships and limited liability companies, are also VIEs, but are not consolidated.

The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2019 and Dec. 31, 2018. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investments	Dec. 31, 2019				Dec. 31, 2018
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Trading assets	$229		$400	$629	$243		$400	$643
Other assets	16		—	16	220		—	220
Total assets	$245	(a)	$400	$645	$463	(b)	$400	$863
Other liabilities	$1		$387	$388	$2		$371	$373
Total liabilities	$1	(a)	$387	$388	$2	(b)	$371	$373
Nonredeemable noncontrolling interests	$102	(a)	$—	$102	$101	(b)	$—	$101

(a)	Includes VMEs with assets of $50 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

(b)	Includes VMEs with assets of $253 million, liabilities of $2 million and nonredeemable noncontrolling interests of less than $1 million.

We have not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2019 and Dec. 31, 2018, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the table below relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$208	$—	$208	$214	$—	$214
Other	2,400	422	2,822	2,450	479	2,929
(a)
Includes investments in the Company’s sponsored CLOs.